Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

The Company is subject to some legal proceedings in the ordinary course of its business with respect to its commercial relationships, all of which have been settled by the Company. In the opinion of management, such proceedings did not result in a material adverse effect on the Company’s financial condition.

The Company accrues for loss contingencies when it is deemed probable that a loss has been incurred and that loss is estimable. Other than the securities class actions described below, the Company does not believe there are any pending legal proceedings that would have a material impact on the Company’s financial position, cash flows or results of operations.

Securities Class Actions

The Company has been named as a defendant in two putative securities class actions: (the “Class Actions”). The Class Actions assert claims under the U.S. federal securities laws. The Company intends to defend the Class Actions vigorously. The Class Actions are at an early stage, and the Company is currently unable to predict their outcome or to reasonably estimate the possible loss or range of loss, if any. Accordingly, no accrual has been recorded for the Class Actions as of June 30, 2026.